Cassidy & Associates
                  Attorneys at Law
                 215 Apolena Avenue
           Newport Beach, California 92662
                     ----------
             Email:  CassidyLaw@aol.com



Telephone: 202/387-5400              Fax:  949/673-4525

                    June 28, 2013


David Burton
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


          Re:  Whoopass Poker Corporation
               Item 4.02 Form 8-K/A
               File No. 0-54724

Gentlemen:

     In response to the letter of comment of June 28, 2013 from the Securities and Exchange Commission to Whoopass Poker Corporation regarding the filing of its Form 8-K/A Item 4.02 noticing nonreliance upon certain filed financial information, the Form 8-K/A has been amended and filed herewith. The Company responds to those comments as follows:


1. The disclosure has been amended with the specific dates of the financial statements reported.

2. Management agrees that the filing agent error represents a mistake made by the third party filing error in misinterpreting a telephone call from the the Company requesting information as one releasing the document for filing. Management will note the error in the filing on its Form 10-K/A regarding internal controls.

3.  The written correspondence is filed herewith.


                         Sincerely,




                         /s/ Lee W. Cassidy